EQ ADVISORS TRUSTSM

EQ/Large Cap Growth Managed Volatility Portfolio

SUPPLEMENT DATED JANUARY 12, 2024 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2023, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2023, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, at the Trust’s website at www.equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “EQ/Large Cap Growth Managed Volatility Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: Polen Capital Management, LLC (“Polen” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Damon Ficklin	Head of Team, Portfolio Manager and Analyst of Polen	January 2024

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Polen Capital Management, LLC (“Polen”)” is amended to include the following information:

Damon Ficklin is Head of Team, Portfolio Manager and Analyst at Polen. Mr. Ficklin joined Polen in 2003.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Polen Capital Management, LLC (“Polen”)” is amended to include the following information:

Polen Capital Management, LLC (“Polen” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the
number of other accounts of the Sub-Adviser managed by
the portfolio manager and the total assets in the accounts
	managed within each category as of November 30, 2023						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)

EQ/Large Cap Growth Managed Volatility Portfolio
Damon Ficklin	3	$833.2	2	$784.6	641	$3274.5	0	N/A	1	$29.8	1	$199.1

Ownership of Shares of the Portfolio as of November 30, 2023

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Large Cap Growth Managed Volatility Portfolio
Damon Ficklin	X